STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended
Mar. 31, 2025
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of March 31, 2025 and 2024 respectively, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of March 31, 2025 and 2024, there were 12,186,976,200 and 8,330,852,145 common shares issued, respectively.

2024 Transactions

On November 6, 2024 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

The below table of puts from 1/03/2025 through 3/27/2025 were made by the Company under the 2024 EFA during 2025:

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds

1/3/2025	36,640,675	23,450	$0.000640	20,783
1/13/2025	51,215,454	32,778	$0.000640	29,458
1/22/2025	79,061,625	50,619	$0.000640	46,050
1/30/2025	139,008,500	55,603	$0.000400	50,686
2/7/2025	124,797,875	49,786	$0.000399	45,276
2/18/2025	131,445,657	42,063	$0.000320	38,093
2/27/2025	142,074,500	34,098	$0.000240	30,686
3/10/2025	132,699,709	31,848	$0.000240	28,594
3/18/2025	224,563,917	53,895	$0.000240	40,098
3/27/2025	203,844,344	65,230	$0.000320	59,639

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

Stock Options

As of March 31, 2025 and 2024, the Company had no outstanding stock options.